DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
DERIVATIVE LIABILITIES
NOTE 8 - DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of June 30, 2020. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the six months ended June 30, 2020, the assumptions utilized in estimating fair values of the liabilities measured on a recurring basis are as follows:

Six Months ended
June 30, 2020
Expected term	1.00 years
Expected average volatility	425%
Expected dividend yield	-
Risk-free interest rate	1.59%

The fair value measurements of the derivative liabilities at June 30, 2020 is summarized:

Total	Level 1	Level 2	Level 3
$2,123,877	$-	$-	$2,123,877

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2019. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the year ended December 31, 2019, the assumptions utilized in estimating fair values of the liabilities measured on a recurring basis are as follows:

Year ended
December 31, 2019
Expected term	1.00 years
Expected average volatility	410%
Expected dividend yield	-
Risk-free interest rate	1.59%

The fair value measurements of the derivative liabilities at December 31, 2019 is summarized:

Total	Level 1	Level 2	Level 3
$2,026,314	$-	$-	$2,026,314